Average Annual Total Returns - Invesco KBW Regional Banking ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) 1 Year	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) 5 Years	KBW Nasdaq Regional Banking Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Commercial Banks Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 01, 2011	23.34%	8.48%	13.53%	22.59%	7.97%	13.01%	14.29%	6.64%	11.14%	23.82%	8.88%	13.93%	38.36%	12.04%	17.57%